Funding from UBS Group AG measured at amortized cost	6 Months Ended
Jun. 30, 2025
Disclosure Of Funding From Group [Line Items]
Funding from UBS Group AG measured at amortized cost
Note 13

Funding from UBS Group AG measured

at amortized cost

Funding from UBS Group AG measured at amortized cost
USD m 30.6.25 31.3.25 31.12.24
Debt contributing to total loss-absorbing capacity (TLAC) 87,555 88,236 87,036
Debt eligible as high-trigger loss-absorbing additional tier

1 capital instruments
1
18,656 18,325 14,585
Debt eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,245
Other
2
6,789 4,895 5,051
Total funding from UBS Group AG measured at amortized cost
3,4
113,000 111,457 107,918
1 For 30 June

2025, includes USD
10.2 bn (31 March 2025: USD 10.1 bn; 31 December 2024: USD 6.9
bn) that is, upon the

occurrence of a trigger event

or a viability event, subject

to conversion into ordinary UBS
shares.

2 Includes debt no longer eligible as TLAC having a residual maturity of less than one year and high-trigger loss-absorbing additional tier 1 capital instruments that ceased to be eligible when UBS Group AG issued notice of redemption.

3 Consists of subordinated debt of UBS AG and its subsidiaries toward UBS Group AG. Subordinated

debt consists of unsecured debt obligations that are contractually subordinated in
right of payment to all

other present and future non-subordinated

obligations of the respective issuing

entity.

4 UBS AG has also

recognized funding from UBS Group

AG that is designated

at fair value.

Refer to
Note 12d for more information.